UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07855

                         Scudder Aggressive Growth Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Aggressive Growth Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                        Shares               Value ($)
                                                                                   -----------------------------------


Common Stocks 99.8%
Consumer Discretionary 17.0%
Hotels Restaurants & Leisure 5.1%
Harrah's Entertainment, Inc.                                                            15,500              1,117,085
Station Casinos, Inc.                                                                   32,000              2,124,800
The Cheesecake Factory, Inc.* (b)                                                       64,250              2,231,402
                                                                                                          -----------
                                                                                                            5,473,287

Specialty Retail 6.9%
Aeropostale, Inc.*                                                                      72,800              2,446,080
Chico's FAS, Inc.*                                                                      88,800              3,044,064
Urban Outfitters, Inc.* (b)                                                             34,000              1,927,460
                                                                                                          -----------
                                                                                                            7,417,604

Textiles, Apparel & Luxury Goods 5.0%
Polo Ralph Lauren Corp. (b)                                                             58,900              2,539,179
Quicksilver, Inc.*                                                                     172,900              2,762,942
                                                                                                          -----------
                                                                                                            5,302,121

Consumer Staples 2.9%
Beverages 1.4%
Constellation Brands, Inc. "A"*                                                         51,600              1,522,200
                                                                                                          -----------
Household Products 1.5%
Jarden Corp.* (b)                                                                       29,600              1,596,032
                                                                                                          -----------
Energy 7.5%
Energy Equipment & Services 2.4%
BJ Services Co. (b)                                                                     23,900              1,254,272
Rowan Companies, Inc.                                                                   44,700              1,328,037
                                                                                                          -----------
                                                                                                            2,582,309

Oil, Gas & Consumable Fuels 5.1%
Bois d'Arc Energy, Inc.* (b)                                                            23,300                343,675
Peabody Energy Corp.                                                                    56,800              2,955,872
Ultra Petroleum Corp.* (b)                                                              69,000              2,094,840
                                                                                                          -----------
                                                                                                            5,394,387

Financials 9.7%
Capital Markets 7.6%
E*TRADE Financial Corp.*                                                               163,700              2,290,163
Legg Mason, Inc.                                                                        34,050              3,544,946
Lehman Brothers Holdings, Inc.                                                          12,200              1,211,216
The Goldman Sachs Group, Inc.                                                           10,200              1,040,604
                                                                                                          -----------
                                                                                                            8,086,929

Diversified Financial Services 2.1%
Affiliated Managers Group, Inc.* (b)                                                    16,400              1,120,612
Citigroup, Inc.                                                                         24,700              1,141,881
                                                                                                          -----------
                                                                                                            2,262,493

Health Care 31.8%
Biotechnology 5.2%
Amgen, Inc.*                                                                            28,500              1,723,110
Charles River Laboratories International, Inc.* (b)                                     38,300              1,847,975
Genzyme Corp.*                                                                          33,800              2,031,042
                                                                                                          -----------
                                                                                                            5,602,127

Health Care Equipment & Supplies 4.8%
C.R. Bard, Inc.                                                                         32,200              2,141,622
Fisher Scientific International, Inc.*                                                  22,300              1,447,270
Zimmer Holdings, Inc.*                                                                  20,800              1,584,336
                                                                                                          -----------
                                                                                                            5,173,228

Health Care Providers & Services 16.4%
Aetna, Inc.                                                                             30,700              2,542,574
AMERIGROUP Corp.* (b)                                                                   54,100              2,174,820
Community Health Systems, Inc.* (b)                                                     59,900              2,263,621
Coventry Health Care, Inc.*                                                             29,400              2,080,050
DaVita, Inc.*                                                                           47,700              2,169,396
Omnicare, Inc.                                                                          52,700              2,236,061
Triad Hospitals, Inc.*                                                                  41,000              2,240,240
UnitedHealth Group, Inc.                                                                35,800              1,866,612
                                                                                                          -----------
                                                                                                           17,573,374

Pharmaceuticals 5.4%
Celgene Corp.* (b)                                                                      75,600              3,082,212
Johnson & Johnson                                                                       40,600              2,639,000
                                                                                                          -----------
                                                                                                            5,721,212

Industrials 2.1%
Machinery 2.1%
Caterpillar, Inc.                                                                       13,400              1,277,154
Joy Global, Inc.                                                                        29,800              1,000,982
                                                                                                          -----------
                                                                                                            2,278,136

Information Technology 24.6%
Communications Equipment 2.1%
Comverse Technologies, Inc.*                                                            96,900              2,291,685
                                                                                                          -----------
Computers & Peripherals 7.3%
Avid Technology, Inc.* (b)                                                              35,500              1,891,440
Dell, Inc.*                                                                             58,600              2,315,286
NCR Corp.*                                                                              59,700              2,096,664
QLogic Corp.*                                                                           48,800              1,506,456
                                                                                                          -----------
                                                                                                            7,809,846

Internet Software & Services 3.3%
Google, Inc. "A"*                                                                        6,000              1,764,900
VeriSign, Inc.*                                                                         62,300              1,791,748
                                                                                                          -----------
                                                                                                            3,556,648

Semiconductors & Semiconductor Equipment 5.7%
Broadcom Corp. "A"*                                                                     58,900              2,091,539
International Rectifier Corp.*                                                          39,600              1,889,712
Linear Technology Corp.                                                                 57,400              2,106,006
                                                                                                          -----------
                                                                                                            6,087,257

Software 6.2%
Activision, Inc.*                                                                       69,300              1,144,836
Business Objects SA (ADR)* (b)                                                          69,300              1,822,590
Cognos, Inc.*                                                                           41,900              1,430,466
Microsoft Corp.                                                                         43,100              1,070,604
Symantec Corp.*                                                                         52,900              1,150,046
                                                                                                          -----------
                                                                                                            6,618,542

Materials 1.4%
Containers & Packaging
Packaging Corp. of America                                                              70,100              1,475,605
                                                                                                          -----------
Telecommunication Services 2.8%
Diversified Telecommunication Services 0.3%
NeuStar, Inc. "A"*                                                                      11,100                284,160
                                                                                                          -----------
Wireless Telecommunication Services 2.5%
Nextel Partners, Inc. "A"*                                                             105,900              2,665,503
                                                                                                          -----------

Total Common Stocks (Cost $83,702,680)                                                                    106,774,685
                                                                                                          -----------
Securities Lending Collateral 14.6%
Scudder Daily Assets Fund Institutional, 3.19% (c)(d)
(Cost $15,641,956)                                                                  15,641,956             15,641,956
                                                                                                          -----------
Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $489,493)                                                                        489,493                489,493
                                                                                                          -----------

                                                                                          % of
                                                                                        Net Assets         Value ($)
                                                                                        ----------         ---------

Total Investment Portfolio  (Cost $99,834,129)                                           114.8            122,906,134
Other Assets and Liabilities, Net                                                        -14.8            -15,887,378
                                                                                                          -----------
Net Assets                                                                               100.0            107,018,756
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $15,199,175 which is 14.2% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR:  American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Aggressive Growth Fund


                            By:     /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Aggressive Growth Fund


                            By:     /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005